Incorporated herein by reference is a supplement to the prospectus of Columbia Large-Cap Growth Equity Strategy Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 28, 2011 (SEC Accession No. 0001193125-11-353108).